Offerings	May 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.375% Notes due 2029
Amount Registered | shares	701,580,000
Maximum Aggregate Offering Price	$ 701,460,731.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,871.73
Offering Note	Amounts are based on the euro/dollar rate of exchange of EUR1/$1.1693 as of May 5, 2026, as reported by Bloomberg. Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This "Calculation of Registration Fee Table" shall be deemed to update the "Calculation of Registration Fee Table" in the registrants' Registration Statement on Form S-3 (No. 333-293923), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2034
Amount Registered | shares	584,650,000
Maximum Aggregate Offering Price	$ 584,492,144.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,718.37
Offering Note	See Offering Note1.